Share-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 71,216,000	$ 17,324,000	$ 487,797,000	$ 45,516,000	$ 84,958,000	$ 67,751,000
Achievement Of Liquidity Event Vesting Condition Upon Closing Of Business Combination [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
One time catch up expense		$ 372,900,000
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense							$ 0
Grant expiration period							8 years
Unrecognized compensation expense related to non-vested stock							$ 83,800,000
Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense							0
Unrecognized compensation expense related to non-vested stock							337,800,000
CVARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense							0
Unrecognized compensation expense							23,000,000.0
Performance RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense							12,300,000
Unrecognized compensation expense							2,800,000
RSL Common Share Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense							$ 100,000
Remaining weighted-average service period							3 years 4 months 20 days
Unrecognized compensation expense							$ 6,900,000
Restricted common stock fair value							$ 15,600,000
Share based compensation by share based award equity instruments other than options non vested number							1,720,090	0
2015 EIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance							66,717,360
Common shares available for grant							30,129,783
Share-based compensation expense							$ 32,300,000	$ 31,800,000
Unrecognized compensation expense related to non-vested stock							$ 70,800,000
Remaining weighted-average service period							2 years 11 months 15 days
Stock options vested							16,193,146	12,067,511
2015 EIP [Member] | Special Reserve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance							77,714,699
Common shares available for grant							0
2015 EIP [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options non vested number							6,708,799	2,949,911
2015 EIP [Member] | CVARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options non vested number			16,223,818		16,223,818		32,447,626	32,447,626
Share based compensation by share based award equity instruments other than options vested number			16,223,808		16,223,808
Subsidiary EIPs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 12,900,000	$ 9,000,000.0	$ 32,400,000	$ 21,400,000	$ 29,100,000	$ 22,100,000
Grant vesting period							4 years
Grant contractual term							10 years
pRSU Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance							585,229
Grant expiration period							8 years
Equity repurchase								$ 49,875,513
Percentage of share repurchased								11.23%
pRSU Plan [Member] | Performance RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options non vested number							585,229	780,831
2021 EIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares available for grant			60,709,875		60,709,875
2021 EIP [Member] | CVARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award weighted average intrinsic value of equity instruments other than options granted	6,317,350
Share based compensation by share based award aggregate fair value of equity instruments other than options granted	$ 31,300,000